financial instruments - Fair Values Derivatives (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026 CAD ($) $ / $ ₱ / $ $ / € TWh $ / MWh	Dec. 31, 2025 CAD ($) $ / € $ / $ ₱ / $ TWh $ / MWh
financial instruments
Current Assets, Fair value and carrying value	$ 142	$ 8
Current Liabilities, Fair value and carrying value	$ 21	$ 30
Derivative assets | Cash flow hedges
financial instruments
Hedge ratio	1.00%	1.00%
Derivative assets | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Spread included in fair value of derivative instruments	$ (24)	$ (22)
Current derivative assets
financial instruments
Current Assets, Fair value and carrying value	142	$ 8
Current derivative assets | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
financial instruments
Maximum maturity date		2026
Current Assets, Notional amount	$ 26	$ 30
Rate | ₱ / $	66	59
Current derivative assets | Currency risk related to transactions against CAD | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2027	2026
Current Assets, Notional amount	$ 528	$ 134
Current Assets, Fair value and carrying value	$ 18	$ 1
Rate | $ / $	1.36	1.35
Current derivative assets | Currency risk related to transactions against CAD | HFT | U.S. Dollars
financial instruments
Rate | $ / $	1.36
Current derivative assets | Currency risk related to transactions against USD | HFT | European euro
financial instruments
Maximum maturity date	2028	2028
Current Assets, Notional amount	$ 48	$ 33
Current Assets, Fair value and carrying value	$ 10	$ 6
Rate | $ / €	1.09	1.09
Current derivative assets | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2027	2026
Current Assets, Notional amount	$ 3,184	$ 1,170
Current Assets, Fair value and carrying value	$ 114	$ 1
Rate | $ / $		1.37
Other long-term assets | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2055	2055
Rate | $ / $	1.31	1.32
Other Long-Term Assets, Notional amount	$ 6,550	$ 4,219
Other Long-Term Assets, Fair value and carrying value	87	40
Current derivative liabilities
financial instruments
Current Liabilities, Fair value and carrying value	$ 21	$ 30
Current derivative liabilities | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
financial instruments
Maximum maturity date	2027	2026
Rate | ₱ / $	59	58
Current Liabilities, Notional amount	$ 257	$ 254
Current Liabilities, Fair value and carrying value	$ 11	$ 6
Current derivative liabilities | Currency risk related to transactions against CAD | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	—	2026
Rate | $ / $		1.39
Current Liabilities, Notional amount		$ 374
Current Liabilities, Fair value and carrying value		$ 7
Current derivative liabilities | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2026	2026
Rate | $ / $	1.42	1.39
Current Liabilities, Notional amount	$ 923	$ 733
Current Liabilities, Fair value and carrying value		$ 10
Current derivative liabilities | Other price risk associated with purchase of electrical power | Cash flow hedges
financial instruments
Maximum maturity date	2047	2047
Current Liabilities, Fair value and carrying value	$ 10	$ 7
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	0.3	0.3
Electrical consumption commodity derivative, Price (CAD/MWh). | $ / MWh	26.51	32.41
Other long-term liabilities
financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 112	$ 167
Other long-term liabilities | Currency risk related to transactions against USD | HFT | European euro
financial instruments
Maximum maturity date	2028	2028
Rate | $ / €	1.09	1.09
Other Long-Term Liabilities, Notional amount	$ 533	$ 568
Other Long-Term Liabilities, Fair value and carrying value	$ 30	$ 44
Other long-term liabilities | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2056	2056
Rate | $ / $	1.35	1.33
Other Long-Term Liabilities, Notional amount	$ 3,990	$ 7,332
Other Long-Term Liabilities, Fair value and carrying value	$ 46	$ 102
Other long-term liabilities | Other price risk associated with purchase of electrical power | Cash flow hedges
financial instruments
Maximum maturity date	2047	2047
Other Long-Term Liabilities, Fair value and carrying value	$ 36	$ 21
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	4.7	4.9
Electrical consumption commodity derivative, Price (CAD/MWh). | $ / MWh	41.63	40.92